Angel Oak Mortgage Trust I, LLC 2019-1 ABS-15G

Exhibit 99.21

Client Name:
Client Project Name:	AOMT 2019-1 B
Start - End Dates:	9/28/2018 - 11/12/2018
Deal Loan Count:	158

Conditions Report 2.0

Loans in Report:	158
Loans with Conditions:	131

141 - Total Active Conditions
141 - Non-Material Conditions
42 - Credit Review Scope
3 - Category: Application
3 - Category: Assets
12 - Category: Credit/Mtg History
2 - Category: DTI
19 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
99 - Compliance Review Scope
3 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
17 - Category: Federal Consumer Protection
11 - Category: RESPA
1 - Category: Right of Rescission
3 - Category: State Consumer Protection
1 - Category: State Prepayment Penalty
9 - Category: State Rate Spread
53 - Category: TILA/RESPA Integrated Disclosure
196 - Total Satisfied Conditions

36 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
2 - Category: DTI
14 - Category: Income/Employment
2 - Category: Insurance
9 - Category: Legal Documents
1 - Category: Re-Verifications
3 - Category: Terms/Guidelines
100 - Property Valuations Review Scope
97 - Category: Appraisal
1 - Category: FEMA
2 - Category: Property
60 - Compliance Review Scope
6 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
3 - Category: Federal Higher-Priced
2 - Category: Finance Charge Tolerance
1 - Category: Right of Rescission
2 - Category: Texas Home Equity
44 - Category: TILA/RESPA Integrated Disclosure
22 - Total Waived Conditions

21 - Credit Review Scope
1 - Category: Application
8 - Category: Assets
3 - Category: Credit/Mtg History
5 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Category: Title
1 - Compliance Review Scope
1 - Category: Federal Higher-Priced

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